Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 328,701.87
Total Fee Amount	446,574.30
Total Transaction Valuation	3,233,702,387.95
Total Offset Amount	0.00
Net Fee	$ 117,872.43
Offering Table N/A
Offset Table N/A	N/A